STOCK OPTIONS (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Number of outstanding balance, Beginning balance	6,428,000	6,500,000	6,090,000
Expired	(20,000)	(20,000)
Cancelled	(468,000)
Granted	140,000	128,000	410,000
Number of outstanding balance, Ending balance	6,080,000	6,428,000	6,500,000
Options exercisable	6,050,833
Weighted average exercise price, Beginning balance	$ 1.81	$ 1.81	$ 1.78
Weighted average exercise price, Expired	3.43	1.81	0
Weighted average exercise price, Cancelled	2.03
Weighted average exercise price, Granted	0.49	1.77	2.34
Weighted average exercise price, Ending balance	1.76	$ 1.81	$ 1.81
Weighted average exercise price, Options exercisable	$ 1.75
Weighted average remaining contractual life (in years) Outstanding, Begging balance	3 years 10 months 9 days	4 years 10 months 13 days	5 years 7 months 9 days
Weighted average remaining contractual life (in years), Granted	9 years 11 months 8 days	9 years 5 months 23 days	8 years 11 months 8 days
Weighted average remaining contractual life (in years) Outstanding, Ending balance	2 years 11 months 1 day	3 years 10 months 10 days	4 years 10 months 13 days
Weighted average remaining contractual life options exercisable (in years)	2 years 10 months 24 days